AMG Yacktman Global Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2025
	Shares	Value
Common Stocks - 75.6%
Communication Services - 11.6%
Bolloré SE (France)	2,700,000	$15,312,064
Fox Corp., Class B (United States)	70,000	4,010,300
News Corp., Class A (United States)	25,000	767,750
Reading International, Inc., Class A (United States)*	130,000	191,100
The Walt Disney Co. (United States)	5,000	572,500

Total Communication Services		20,853,714
Consumer Discretionary - 13.3%
America's Car-Mart, Inc. (United States)*,1	60,000	1,752,600
Aumovio SE (Germany)*	4,000	164,931
Car Mate Manufacturing Co., Ltd. (Japan)	51,900	304,003
Continental AG (Germany)	8,000	529,248
Daewon San Up Co., Ltd. (South Korea)	160,000	1,317,610
HI-LEX Corp. (Japan)[1]	360,000	6,567,189
Hyundai Home Shopping Network Corp. (South Korea)	93,236	3,637,591
Hyundai Mobis Co., Ltd. (South Korea)	35,000	7,446,421
Kukbo Design Co., Ltd. (South Korea)	75,000	1,122,554
Rinnai Corp. (Japan)	40,000	947,333

Total Consumer Discretionary		23,789,480
Consumer Staples - 2.7%
Kenvue, Inc. (United States)	14,924	242,216
KT&G Corp. (South Korea)	30,000	2,857,746
Naked Wines PLC (United Kingdom)*	745,000	771,502
PepsiCo, Inc. (United States)	3,500	491,540
The Procter & Gamble Co. (United States)	3,500	537,775

Total Consumer Staples		4,900,779
Energy - 13.0%
Amplify Energy Corp. (United States)*	165,000	866,250
Canadian Natural Resources, Ltd. (Canada)[1]	280,000	8,948,800
Mi Chang Oil Industrial Co., Ltd. (South Korea)	17,976	1,364,487
Total Energy Services, Inc. (Canada)	670,000	6,932,529
Unit Corp. (United States)	170,000	5,097,450

Total Energy		23,209,516
Financials - 0.4%
The Charles Schwab Corp. (United States)	8,000	763,760
Health Care - 2.8%
BML, Inc. (Japan)	120,000	2,999,243
Johnson & Johnson (United States)	4,000	741,680
Medipal Holdings Corp. (Japan)	70,000	1,204,374

Total Health Care		4,945,297
	Shares	Value
Industrials - 21.6%
Ajis Co., Ltd. (Japan)	60,000	$1,209,453
Brenntag SE (Germany)	15,000	898,839
CB Industrial Product Holding Bhd (Malaysia)	10,384,000	3,158,256
Cie de L'Odet SE (France)	4,500	7,218,381
Geumhwa PSC Co., Ltd. (South Korea)	130,000	2,923,530
KFC, Ltd. (Japan)	90,000	1,036,264
Komelon Corp. (South Korea)	120,000	933,380
Ocean Wilsons Holdings, Ltd. (Bermuda)	28,073	430,411
Parker Corp. (Japan)	172,500	1,320,783
Sam Yung Trading Co., Ltd. (South Korea)	180,000	1,937,208
Samsung C&T Corp. (South Korea)	50,000	6,584,357
Sekisui Jushi Corp. (Japan)	140,000	2,046,800
Shinwa Co., Ltd./Nagoya (Japan)	80,000	1,815,486
U-Haul Holding Co. (United States)*,1	4,000	228,280
U-Haul Holding Co., Non-Voting Shares (United States)	50,000	2,545,000
Yuasa Trading Co., Ltd. (Japan)	130,000	4,447,738

Total Industrials		38,734,166
Information Technology - 3.8%
CAC Holdings Corp. (Japan)	240,000	3,536,339
Hochiki Corp. (Japan)	45,000	1,191,935
INFOvine Co., Ltd. (South Korea)	17,025	782,379
Microsoft Corp. (United States)	1,300	673,335
Tachibana Eletech Co., Ltd. (Japan)	28,300	559,007

Total Information Technology		6,742,995
Materials - 6.4%
KISCO Holdings Co., Ltd. (South Korea)	70,000	1,289,690
Kohsoku Corp. (Japan)	45,000	890,984
Nihon Parkerizing Co., Ltd. (Japan)	820,000	7,583,126
The Pack Corp. (Japan)	210,000	1,706,594

Total Materials		11,470,394

Total Common Stocks (Cost $100,137,356)		135,410,101
Preferred Stocks - 19.5%
Consumer Discretionary - 2.9%
Hyundai Motor Co., 6.91% (South Korea)	45,000	5,232,275
Consumer Staples - 4.4%
Amorepacific Corp., 2.83% (South Korea)	45,000	1,321,192
LG H&H Co., Ltd., 3.94% (South Korea)	80,000	6,557,606

Total Consumer Staples		7,878,798
Industrials - 0.6%
Sebang Co., Ltd., 3.53% (South Korea)	160,000	1,025,195

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
	Shares	Value

Information Technology - 11.6%
Samsung Electronics Co., Ltd., 1.87% (South Korea)	440,000	$20,882,846

Total Preferred Stocks (Cost $31,085,053)		35,019,114

	Principal Amount
Short-Term Investments - 4.6%
Joint Repurchase Agreements - 0.1%[2]
HSBC Securities USA, Inc., dated 09/30/25, due 10/01/25, 4.210% total to be received $37,205 (collateralized by various U.S. Treasuries, 0.000% - 4.000%, 07/15/26 - 08/15/54, totaling $37,945)	$37,201	37,201
JPMorgan Securities LLC, dated 09/30/25, due 10/01/25, 4.200% total to be received $70,090 (collateralized by various U.S. Treasuries, 4.125% - 4.500%, 12/31/31 - 05/31/32, totaling $71,484)	70,082	70,082
Natwest Markets Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $96,905 (collateralized by various U.S. Treasuries, 0.000% - 6.625%, 11/18/25 - 08/15/55, totaling $98,832)	96,894	96,894
	Principal Amount	Value

RBC Dominion Securities, Inc., dated 09/30/25, due 10/01/25, 4.190% total to be received $31,190 (collateralized by various U.S. Treasuries, 0.000% - 4.750%, 10/23/25 - 08/15/55, totaling $31,810)	$31,186	$31,186

Total Joint Repurchase Agreements		235,363

	Shares
Other Investment Companies - 4.5%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 4.09%[3]	7,989,902	7,989,902

Total Short-Term Investments (Cost $8,225,265)		8,225,265
Total Investments - 99.7% (Cost $139,447,674)		178,654,480
Other Assets, less Liabilities - 0.3%		585,475
Net Assets - 100.0%		$179,239,955

*	Non-income producing security.
[1]	Some of these securities, amounting to $10,822,207 or 6.0% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[3]	Yield shown represents the September 30, 2025, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2025:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Industrials	$9,508,608	$29,225,558	—	$38,734,166
Consumer Discretionary	3,040,085	20,749,395	—	23,789,480
Energy	23,209,516	—	—	23,209,516
Communication Services	5,541,650	15,312,064	—	20,853,714
Materials	1,289,690	10,180,704	—	11,470,394
Information Technology	673,335	6,069,660	—	6,742,995
Health Care	741,680	4,203,617	—	4,945,297
Consumer Staples	2,043,033	2,857,746	—	4,900,779
Financials	763,760	—	—	763,760
Preferred Stocks
Information Technology	—	20,882,846	—	20,882,846
Consumer Staples	—	7,878,798	—	7,878,798
Consumer Discretionary	—	5,232,275	—	5,232,275
Industrials	1,025,195	—	—	1,025,195
Short-Term Investments
Joint Repurchase Agreements	—	235,363	—	235,363
Other Investment Companies	7,989,902	—	—	7,989,902
Total Investments in Securities	$55,826,454	$122,828,026	—	$178,654,480

[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2025, there were no transfers in or out of Level 3.
The country allocation in the Schedule of Portfolio Investments at September 30, 2025, was as follows:
Country	% of Long-Term Investments
Bermuda	0.3
Canada	9.3
France	13.2
Germany	0.9
Japan	23.1
Malaysia	1.9
South Korea	39.4
United Kingdom	0.5
United States	11.4
100.0

AMG Yacktman Global Fund
Schedule of Portfolio Investments (continued)
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2025, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$10,822,207	$235,363	$11,371,361	$11,606,724
The following table summarizes the securities received as collateral for securities lending at September 30, 2025:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-4.875%	10/15/25-05/15/55
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.